Segments - Schedule of Group Segment Disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Gross premiums written	$ 1,219.0	$ 1,193.2	$ 2,941.9	$ 2,707.5
Net premiums written	698.9	669.9	1,725.3	1,448.0
Net premiums earned	538.0	501.1	1,141.0	989.1
Losses and loss adjustment expenses	(296.7)	(222.7)	(725.9)	(405.0)
Policy acquisition expenses	(239.6)	(217.3)	(485.9)	(430.2)
General and administrative expenses	(22.3)	(24.4)	(44.3)	(48.0)
Underwriting income/(loss)	(20.6)	36.7	(115.1)	105.9
Net investment income	44.6	46.0	94.1	87.0
Net realized and unrealized investment gains (losses)	6.7	(7.0)	12.6	(16.0)
Corporate and other expenses	(1.2)	(1.6)	(1.2)	(1.6)
Net foreign exchange gains (losses)	2.0	(2.6)	(0.5)	(0.1)
Financing costs	(9.3)	(8.6)	(18.0)	(17.2)
Income/(loss) before income taxes	22.2	62.9	(28.1)	158.0
Income tax (expense)/benefit	(2.5)	(9.2)	5.3	(23.1)
Net income/(loss)	19.7	53.7	(22.8)	134.9
Losses and loss adjustment expenses incurred - current year	(207.5)	(291.3)	(677.5)	(540.6)
Losses and loss adjustment expenses incurred - prior accident years	(89.2)	68.6	(48.4)	135.6
Losses and loss adjustment expenses incurred - total	$ (296.7)	$ (222.7)	$ (725.9)	$ (405.0)
Underwriting Ratios
Loss ratio - current year	38.50%	58.10%	59.40%	54.60%
Loss ratio - prior accident years	16.60%	(13.70%)	4.20%	(13.70%)
Loss ratio - total	55.10%	44.40%	63.60%	40.90%
Policy acquisition expense ratio	31.40%	28.40%	29.50%	28.20%
Underwriting ratio	86.50%	72.80%	93.10%	69.10%
The Fidelis Partnership commissions ratio	13.10%	15.00%	13.10%	15.30%
General and administrative expense ratio	4.10%	4.90%	3.90%	4.90%
Combined ratio	103.70%	92.70%	110.10%	89.30%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0	0.0
Policy acquisition expenses	(70.6)	(75.0)	(149.0)	(151.7)
General and administrative expenses	(22.3)	(24.4)	(44.3)	(48.0)
Losses and loss adjustment expenses incurred - total	0.0	0.0	0.0	0.0
Insurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			(105.9)	99.6
Insurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	902.3	847.3	2,169.3	2,034.1
Net premiums written	546.2	452.6	1,355.1	1,132.6
Net premiums earned	458.9	441.9	970.8	883.6
Losses and loss adjustment expenses	(291.8)	(221.9)	(573.2)	(419.7)
Policy acquisition expenses	(148.9)	(124.5)	(297.1)	(254.6)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income/(loss)	18.2	95.5	100.5	209.3
Losses and loss adjustment expenses incurred - current year	(178.4)	(278.8)	(467.3)	(519.3)
Losses and loss adjustment expenses incurred - prior accident years	(113.4)	56.9	(105.9)	99.6
Losses and loss adjustment expenses incurred - total	$ (291.8)	$ (221.9)	$ (573.2)	$ (419.7)
Underwriting Ratios
Loss ratio - current year	38.90%	63.10%	48.10%	58.80%
Loss ratio - prior accident years	24.70%	(12.90%)	10.90%	(11.30%)
Loss ratio - total	63.60%	50.20%	59.00%	47.50%
Policy acquisition expense ratio	32.40%	28.20%	30.60%	28.80%
Underwriting ratio	96.00%	78.40%	89.60%	76.30%
Reinsurance
Segment Reporting Information [Line Items]
Losses and loss adjustment expenses incurred - prior accident years			$ 57.5	$ 36.0
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	$ 316.7	$ 345.9	772.6	673.4
Net premiums written	152.7	217.3	370.2	315.4
Net premiums earned	79.1	59.2	170.2	105.5
Losses and loss adjustment expenses	(4.9)	(0.8)	(152.7)	14.7
Policy acquisition expenses	(20.1)	(17.8)	(39.8)	(23.9)
General and administrative expenses	0.0	0.0	0.0	0.0
Underwriting income/(loss)	54.1	40.6	(22.3)	96.3
Losses and loss adjustment expenses incurred - current year	(29.1)	(12.5)	(210.2)	(21.3)
Losses and loss adjustment expenses incurred - prior accident years	24.2	11.7	57.5	36.0
Losses and loss adjustment expenses incurred - total	$ (4.9)	$ (0.8)	$ (152.7)	$ 14.7
Underwriting Ratios
Loss ratio - current year	36.80%	21.20%	123.50%	20.20%
Loss ratio - prior accident years	(30.60%)	(19.80%)	(33.80%)	(34.10%)
Loss ratio - total	6.20%	1.40%	89.70%	(13.90%)
Policy acquisition expense ratio	25.40%	30.10%	23.40%	22.70%
Underwriting ratio	31.60%	31.50%	113.10%	8.80%